Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 56	$ 53
Deferred tax liability (asset)	0
Benefits recognized for non-capital losses	1	2
Deferred tax assets	29	$ 14
Unused Tax Losses Dependent on Future Earnings
Temporary differences
Deferred tax assets	15
Indefinite
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	6
20 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 38
Carryforward period	20 years
5 Years
Temporary differences
Tax losses incurred for which no deferred tax asset is recognized	$ 12
Carryforward period	5 years